Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis
As of December 31, 2022, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows (in thousands):

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets:
Available for sale securities (short-term) (a)	1,713	—	—	—	1,713
Available for sale investments (long-term) (b)	—	—	—	32,663	32,663
Derivative instruments (c)	—	12	—	—	12
Total assets	$1,713	$12	$—	$32,663	$34,388

Liabilities:
Derivative instruments (c)	—	3,670	—	—	3,670
Total Liabilities	$—	$3,670	$—	$—	3,670

As of December 31, 2021, the fair value of the major classes of the Company's assets measured at fair value on a recurring basis were as follows (in thousands):

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets:
Available for sale securities (short-term) (a)	1,712	$—	$—	—	1,712
Available for sale investments (long-term) (b)	—	$—	$—	20,579	20,579
Total assets	$1,712	$—	$—	$20,579	$22,291

(a) Represents the fair value of investments in highly liquid investments with maturities of greater than three months and a minimum "A-" rated fixed term deposits and are based on quoted market prices.

(b) To determine the classification of its interests in long-term investments, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds at December 31, 2022 and December 31, 2021 meet the definition of equity securities without readily determinable fair values. The Company concluded that the interests held at December 31, 2022 and December 31, 2021 qualify for the Net Asset Value (NAV) practical expedient in ASC 820 'Fair value measurements and disclosures'. Any increases or decreases in fair value are recognized in net income in the period.

(c) Represents the fair value of interest rate cap and interest rate swap agreements. The fair value of the agreements are the estimated amount that the Company would receive or pay to terminate such agreements, taking into account market interest rates and the remaining time to maturities or using market inputs with mid-market pricing as a practical expedient for bid-ask spread. The Company held no derivative instruments at December 31, 2021.

Fair Value, Assets Measured on Recurring Basis
As of December 31, 2022, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows (in thousands):

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets:
Available for sale securities (short-term) (a)	1,713	—	—	—	1,713
Available for sale investments (long-term) (b)	—	—	—	32,663	32,663
Derivative instruments (c)	—	12	—	—	12
Total assets	$1,713	$12	$—	$32,663	$34,388

Liabilities:
Derivative instruments (c)	—	3,670	—	—	3,670
Total Liabilities	$—	$3,670	$—	$—	3,670

As of December 31, 2021, the fair value of the major classes of the Company's assets measured at fair value on a recurring basis were as follows (in thousands):

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets:
Available for sale securities (short-term) (a)	1,712	$—	$—	—	1,712
Available for sale investments (long-term) (b)	—	$—	$—	20,579	20,579
Total assets	$1,712	$—	$—	$20,579	$22,291

(a) Represents the fair value of investments in highly liquid investments with maturities of greater than three months and a minimum "A-" rated fixed term deposits and are based on quoted market prices.

(b) To determine the classification of its interests in long-term investments, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds at December 31, 2022 and December 31, 2021 meet the definition of equity securities without readily determinable fair values. The Company concluded that the interests held at December 31, 2022 and December 31, 2021 qualify for the Net Asset Value (NAV) practical expedient in ASC 820 'Fair value measurements and disclosures'. Any increases or decreases in fair value are recognized in net income in the period.

(c) Represents the fair value of interest rate cap and interest rate swap agreements. The fair value of the agreements are the estimated amount that the Company would receive or pay to terminate such agreements, taking into account market interest rates and the remaining time to maturities or using market inputs with mid-market pricing as a practical expedient for bid-ask spread. The Company held no derivative instruments at December 31, 2021.